Summary of Significant Accounting Policies - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2022 CNY (¥)
Concentration Risk [Line Items]
Government grants related to unfulfilled obligations	¥ 53,668	¥ 0	¥ 0
Government grants income	14,280	10,825	27,446
Income tax, unrecognized	¥ 0	0	¥ 0
Number of operating segments | segment	2
Fair value investments recognized	¥ 0	¥ 0		¥ 30,000
Revenue | Customer concentration | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk	25.60%	24.30%
Revenue | Customer concentration | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk	28.40%	13.70%	17.50%
Revenue | Customer concentration | Customer C
Concentration Risk [Line Items]
Percentage of concentration risk			12.70%
Accounts receivables | Customer concentration | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk	41.30%	61.00%
Accounts receivables | Customer concentration | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk	10.20%	15.30%
Accounts receivables | Customer concentration | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	11.20%
Accounts payable | Supplier concentration | Supplier A
Concentration Risk [Line Items]
Percentage of concentration risk		12.30%	13.70%